Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 32	$ 30	$ 30
Insurance finance expense	$ 8	$ 8	$ 7